Schedule of Assets Held, Form 5500, Schedule H, Line 4i (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	001
Entity tax identification number	61-1800317
Participant loans	$ 17,565,624
Assets (Held at End of Year)	$ 2,772,011,688
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans - interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans - interest rates	9.50%
Commingled funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,370,087,826
Corporate bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,329,051
U.S. government agencies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,037,386
State and local obligations
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,498
Agency mortgage backed securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,492,502
Asset and other mortgage backed securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,142,794
Non-U.S. government funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	615,129
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	59,435,423
U.S. treasuries
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,395,154
Investment, Identifier [Axis]: 1345 TR 2025-AOA A TSFR1M+160 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,062
Investment, Identifier [Axis]: 1345 TR 2025-AOA B TSFR1M+200 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,048
Investment, Identifier [Axis]: ABBVIE INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 19,417
Investment, Identifier [Axis]: ADVANCED MICRO DEVICES INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.39%
Current Value	$ 10,153
Investment, Identifier [Axis]: AEP TEXAS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.70%
Current Value	$ 10,423
Investment, Identifier [Axis]: AEP TRANSMISSION CO LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.15%
Current Value	$ 19,604
Investment, Identifier [Axis]: AEP TRANSMISSION CO LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 24,583
Investment, Identifier [Axis]: AEP TRANSMISSION CO LLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.15%
Current Value	$ 12,234
Investment, Identifier [Axis]: AEP TRANSMISSION CO LLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.38%
Current Value	$ 5,157
Investment, Identifier [Axis]: AFFIRM ASSET SECURITIZATION TR 2025-X1 A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.08%
Current Value	$ 35,651
Investment, Identifier [Axis]: AFFIRM MASTER TRUST | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.45%
Current Value	$ 100,353
Investment, Identifier [Axis]: ALA TRUST 2025-OANA A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.04%
Current Value	$ 20,075
Investment, Identifier [Axis]: ALA TRUST 2025-OANA B TSFR1M+184.248 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,037
Investment, Identifier [Axis]: ALABAMA POWER CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.45%
Current Value	$ 9,957
Investment, Identifier [Axis]: ALPHABET INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.10%
Current Value	$ 34,104
Investment, Identifier [Axis]: ALPHABET INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.70%
Current Value	$ 36,417
Investment, Identifier [Axis]: ALTRIA GROUP INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.70%
Current Value	$ 15,546
Investment, Identifier [Axis]: ALTRIA GROUP INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.88%
Current Value	$ 10,522
Investment, Identifier [Axis]: ALTRIA GROUP INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.45%
Current Value	$ 10,420
Investment, Identifier [Axis]: ALTRIA GROUP INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.25%
Current Value	$ 10,124
Investment, Identifier [Axis]: ALTRIA GROUP INC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.63%
Current Value	$ 10,397
Investment, Identifier [Axis]: AMAZON.COM IN | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,589,339
Investment, Identifier [Axis]: AMAZON.COM IN | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.95%
Current Value	$ 21,072
Investment, Identifier [Axis]: AMAZON.COM IN | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.65%
Current Value	$ 39,838
Investment, Identifier [Axis]: AMAZON.COM IN | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.55%
Current Value	$ 19,400
Investment, Identifier [Axis]: AMERICAN TOWER CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.70%
Current Value	$ 27,546
Investment, Identifier [Axis]: AMGEN INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.20%
Current Value	$ 25,385
Investment, Identifier [Axis]: AMGEN INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.75%
Current Value	$ 81,957
Investment, Identifier [Axis]: ANGEL OAK MORTGAGE TRUST 2023-6 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 55,990
Investment, Identifier [Axis]: ANGEL OAK MTG TR 2025-5 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.57%
Current Value	$ 65,488
Investment, Identifier [Axis]: AOA TRUST 2025-1301 A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.23%
Current Value	$ 15,198
Investment, Identifier [Axis]: APPALACHIAN POWER CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 2,458
Investment, Identifier [Axis]: APPLE INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.65%
Current Value	$ 7,418
Investment, Identifier [Axis]: APPLOVIN CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.13%
Current Value	$ 30,772
Investment, Identifier [Axis]: APPLOVIN CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.38%
Current Value	$ 32,146
Investment, Identifier [Axis]: APPLOVIN CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 6,165
Investment, Identifier [Axis]: APPLOVIN CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.95%
Current Value	$ 9,904
Investment, Identifier [Axis]: ARES TR 2025-IND3 A TSFR1M+150 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 61,038
Investment, Identifier [Axis]: AS MILEAGE PLAN IP LTD | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.31%
Current Value	$ 2,018
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 5,102
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.70%
Current Value	$ 16,291
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.05%
Current Value	$ 21,123
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 9,369
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.55%
Current Value	$ 33,948
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.65%
Current Value	$ 91,005
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.80%
Current Value	$ 24,762
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.85%
Current Value	$ 26,071
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 14,862
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.15%
Current Value	$ 10,766
Investment, Identifier [Axis]: AT&T INC | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.65%
Current Value	$ 8,047
Investment, Identifier [Axis]: AT&T REIGN II MULTI-PROPERTY LEASE-BACKED | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.08%
Current Value	$ 35,349
Investment, Identifier [Axis]: AUTONATION FINANCE TRUST 2025-1 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.62%
Current Value	$ 10,092
Investment, Identifier [Axis]: BANK OF AMERICA CORPORATION | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.97%
Current Value	$ 37,495
Investment, Identifier [Axis]: BANK OF AMERICA CORPORATION | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.97%
Current Value	$ 26,865
Investment, Identifier [Axis]: BANK OF AMERICA CORPORATION | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.71%
Current Value	$ 14,932
Investment, Identifier [Axis]: BANK OF AMERICA CORPORATION | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.16%
Current Value	$ 20,647
Investment, Identifier [Axis]: BANK OF AMERICA CORPORATION | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.20%
Current Value	$ 32,819
Investment, Identifier [Axis]: BAT CAPITAL CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.54%
Current Value	$ 18,250
Investment, Identifier [Axis]: BAT CAPITAL CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.63%
Current Value	$ 14,914
Investment, Identifier [Axis]: BAT CAPITAL CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.28%
Current Value	$ 21,642
Investment, Identifier [Axis]: BAT CAPITAL CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	7.08%
Current Value	$ 20,408
Investment, Identifier [Axis]: BAY 2025-LIVN MORTGAGE TRUST TSFR1M+180 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,021
Investment, Identifier [Axis]: BBCMS MORTGAGE TRUST 2023-C21 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 13,464
Investment, Identifier [Axis]: BBCMS MTG TR 2023-C19 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.75%
Current Value	$ 101,421
Investment, Identifier [Axis]: BBCMS MTG TR 2023-C22 A4 VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 65,776
Investment, Identifier [Axis]: BEIGNET INVESTOR LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.58%
Current Value	$ 111,988
Investment, Identifier [Axis]: BFLD COML MTG TR 2024-UNIV A TSFR1M+149.2 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,006
Investment, Identifier [Axis]: BFLD COML MTG TR 2024-UNIV B TSFR1M+184.2 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,023
Investment, Identifier [Axis]: BFLD TRUST 2025-EWEST B TSFR1M+190 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,000
Investment, Identifier [Axis]: BMO 2024-5C8 A3 MORTGAGE TRUST VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,833
Investment, Identifier [Axis]: BMO 2025-5C9 AS MTG TR VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,422
Investment, Identifier [Axis]: BMW VECHILE OWNER TRUST 2023-A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.47%
Current Value	$ 14,518
Investment, Identifier [Axis]: BP CAP MARKETS AMERICA INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.38%
Current Value	$ 18,278
Investment, Identifier [Axis]: BPR TR 2024-PMDW A VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,715
Investment, Identifier [Axis]: BRAVO RESIDENTIAL FDG TR 2025-NQM2 A1 VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,474
Investment, Identifier [Axis]: BRITISH COLUMBIA PROVINCE CDA | Non U.S. Government
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 102,316
Investment, Identifier [Axis]: BROADCOM INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.42%
Current Value	$ 8,331
Investment, Identifier [Axis]: BROADCOM INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.47%
Current Value	$ 11,854
Investment, Identifier [Axis]: BROADCOM INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.30%
Current Value	$ 12,823
Investment, Identifier [Axis]: BROADCOM INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.90%
Current Value	$ 14,705
Investment, Identifier [Axis]: BROADCOM INC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.05%
Current Value	$ 22,651
Investment, Identifier [Axis]: BROADCOM INC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.15%
Current Value	$ 35,273
Investment, Identifier [Axis]: BROOKFIELD 2024-MF23 A TSFR1M+149.177 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	100,156
Investment, Identifier [Axis]: BlackRock | BLACKROCK GLOBAL ALLOCATION | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,907,034
Investment, Identifier [Axis]: Brown Brothers Harriman & Company | Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,980,461
Investment, Identifier [Axis]: CAMERON LNG LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.40%
Current Value	$ 45,140
Investment, Identifier [Axis]: CAPITAL ONE FIN CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.18%
Current Value	$ 5,219
Investment, Identifier [Axis]: CAPITAL ONE MULTI-ASST EXEC TR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.39%
Current Value	$ 32,033
Investment, Identifier [Axis]: CARMAX AUTO OWNER TRUST 2024-1 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.92%
Current Value	$ 24,348
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.85%
Current Value	$ 19,069
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.55%
Current Value	$ 18,932
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.95%
Current Value	$ 86,047
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.70%
Current Value	$ 1,259
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.90%
Current Value	$ 21,944
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.40%
Current Value	$ 8,502
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 1,387
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.80%
Current Value	$ 3,005
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.25%
Current Value	$ 2,372
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS OPERATING LLC / CH | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.75%
Current Value	$ 2,559
Investment, Identifier [Axis]: CHASE 25-3 VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,654
Investment, Identifier [Axis]: CHASE HOME LENDING MORTGAGE TRUST 2019-AT | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,015
Investment, Identifier [Axis]: CHASE HOME LENDING MORTGAGE TRUST 2025-8 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,783
Investment, Identifier [Axis]: CHASE HOME LENDING MTG TR 2025-11 A11 SOF | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 43,490
Investment, Identifier [Axis]: CHENIERE ENERGY INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.65%
Current Value	$ 25,934
Investment, Identifier [Axis]: CHENIERE ENERGY PARTNERS LP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 9,019
Investment, Identifier [Axis]: CHENIERE ENERGY PARTNERS LP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 17,528
Investment, Identifier [Axis]: CHENIERE ENERGY PARTNERS LP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.95%
Current Value	$ 18,026
Investment, Identifier [Axis]: CHESAPEAKE FUNDING II LLC | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.16%
Current Value	$ 35,885
Investment, Identifier [Axis]: CHIPOTLE MEXICAN GRILL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,338,030
Investment, Identifier [Axis]: CIM TRUST 2019-INV3 SOFR30A+111.448 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 31,017
Investment, Identifier [Axis]: CITIGROUP INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.56%
Current Value	$ 14,520
Investment, Identifier [Axis]: CITIGROUP INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.57%
Current Value	$ 7,412
Investment, Identifier [Axis]: CITIGROUP INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.79%
Current Value	$ 12,395
Investment, Identifier [Axis]: CITIGROUP INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 20,062
Investment, Identifier [Axis]: CITIGROUP INC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.64%
Current Value	$ 35,284
Investment, Identifier [Axis]: CITIGROUP INC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.17%
Current Value	$ 15,392
Investment, Identifier [Axis]: CITIGROUP INC | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.45%
Current Value	$ 27,961
Investment, Identifier [Axis]: COLLEGE AVE STUDENT LOANS 2021-C LLC | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.32%
Current Value	$ 50,387
Investment, Identifier [Axis]: COMMONSPIRIT HEALTH | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.78%
Current Value	$ 23,265
Investment, Identifier [Axis]: COMMONSPIRIT HEALTH | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.82%
Current Value	$ 7,487
Investment, Identifier [Axis]: CONE TR 2024-DFW1 A TSFR1M+164.173 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 39,938
Investment, Identifier [Axis]: COREWELL HEALTH OBLIGATED GROUP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.49%
Current Value	$ 28,694
Investment, Identifier [Axis]: COSTAR GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,271,636
Investment, Identifier [Axis]: COUPANG INC A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,278,892
Investment, Identifier [Axis]: CROSS 2025-H8 A1A MTG TR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 96,750
Investment, Identifier [Axis]: CROWN CASTLE INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.10%
Current Value	$ 21,181
Investment, Identifier [Axis]: DBGS 2024-SBL A TSFR1M+188.21 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,000
Investment, Identifier [Axis]: DELL EQUIP FIN TR 2025-1 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.68%
Current Value	$ 100,352
Investment, Identifier [Axis]: DELL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 31,954
Investment, Identifier [Axis]: DEVON ENERGY CORP NEW | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 24,068
Investment, Identifier [Axis]: DIAMONDBACK ENERGY INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.13%
Current Value	$ 170,063
Investment, Identifier [Axis]: DIAMONDBACK ENERGY INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 284,233
Investment, Identifier [Axis]: DISNEY (WALT) CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,179,530
Investment, Identifier [Axis]: DOMINION ENERGY INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.60%
Current Value	$ 4,998
Investment, Identifier [Axis]: DOMINION ENERGY INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.45%
Current Value	$ 20,489
Investment, Identifier [Axis]: DOMINION ENERGY INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.63%
Current Value	$ 10,305
Investment, Identifier [Axis]: DOMINION ENERGY INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	7.00%
Current Value	$ 3,248
Investment, Identifier [Axis]: DOMINION ENERGY SOUTH CAROLINA INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.25%
Current Value	$ 4,303
Investment, Identifier [Axis]: DOORDASH INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,978,121
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.20%
Current Value	$ 12,295
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.45%
Current Value	$ 4,964
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.55%
Current Value	$ 4,311
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.70%
Current Value	$ 5,285
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.95%
Current Value	$ 5,544
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.85%
Current Value	$ 19,233
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.35%
Current Value	$ 1,919
Investment, Identifier [Axis]: DUKE ENERGY CORP NEW | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.95%
Current Value	$ 15,402
Investment, Identifier [Axis]: DUKE ENERGY CORP NEW | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.80%
Current Value	$ 7,910
Investment, Identifier [Axis]: DUKE ENERGY CORP NEW | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 20,305
Investment, Identifier [Axis]: DUKE ENERGY FLORIDA LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.40%
Current Value	$ 6,565
Investment, Identifier [Axis]: DUKE ENERGY FLORIDA LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.20%
Current Value	$ 6,502
Investment, Identifier [Axis]: DUKE ENERGY PROGRESS LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.90%
Current Value	$ 20,766
Investment, Identifier [Axis]: DUKE ENERGY PROGRESS LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.10%
Current Value	$ 5,951
Investment, Identifier [Axis]: DUKE ENERGY PROGRESS LLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 7,752
Investment, Identifier [Axis]: DUKE ENERGY PROGRESS LLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.05%
Current Value	$ 10,168
Investment, Identifier [Axis]: DUKE ENERGY PROGRESS LLC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.30%
Current Value	$ 4,436
Investment, Identifier [Axis]: DXC Technology Co. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 28,025,069
Investment, Identifier [Axis]: EASTERN ENERGY GAS HOLDINGS LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.65%
Current Value	$ 4,837
Investment, Identifier [Axis]: EFMT 2025-INV2 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.39%
Current Value	$ 93,653
Investment, Identifier [Axis]: ELEVANCE HEALTH INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.60%
Current Value	$ 3,560
Investment, Identifier [Axis]: ELEVANCE HEALTH INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.55%
Current Value	$ 850
Investment, Identifier [Axis]: ELI LILLY & CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.20%
Current Value	$ 4,705
Investment, Identifier [Axis]: ENERGY TRANSFER LP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.95%
Current Value	$ 10,424
Investment, Identifier [Axis]: ENERGY TRANSFER LP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 28,446
Investment, Identifier [Axis]: ENERGY TRANSFER LP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.25%
Current Value	$ 4,949
Investment, Identifier [Axis]: ENERGY TRANSFER LP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	8.25%
Current Value	$ 42,822
Investment, Identifier [Axis]: ENTERGY MISSISSIPPI LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.80%
Current Value	$ 2,012
Investment, Identifier [Axis]: ENTERPRISE FLEET FING 2022-3 LLC | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.29%
Current Value	$ 50,076
Investment, Identifier [Axis]: ENTERPRISE FLEET FING 2023-2 LLC | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.56%
Current Value	$ 59,612
Investment, Identifier [Axis]: EQT CORP STEP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,345
Investment, Identifier [Axis]: EQT CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.90%
Current Value	$ 31,854
Investment, Identifier [Axis]: EQT CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 34,080
Investment, Identifier [Axis]: EQT CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 15,098
Investment, Identifier [Axis]: EQT CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 2,026
Investment, Identifier [Axis]: EQT CORP | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 20,386
Investment, Identifier [Axis]: EQT CORP | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	7.50%
Current Value	$ 12,100
Investment, Identifier [Axis]: EQUINIX INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 55,204
Investment, Identifier [Axis]: EXPAND ENERGY CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.38%
Current Value	$ 10,136
Investment, Identifier [Axis]: EXXON MOBIL CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.45%
Current Value	$ 7,888
Investment, Identifier [Axis]: EXXON MOBIL CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.57%
Current Value	$ 5,478
Investment, Identifier [Axis]: EXXON MOBIL CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.33%
Current Value	$ 13,411
Investment, Identifier [Axis]: FANNIEMAE-ACES 22-M8 A2 VAR | Agency Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 52,578
Investment, Identifier [Axis]: FEDERAL FARM CREDIT BANKS | U.S. Government Agencies 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.10%
Current Value	$ 56,374
Investment, Identifier [Axis]: FEDERAL FARM CREDIT BANKS | U.S. Government Agencies 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 29,125
Investment, Identifier [Axis]: FEDERAL FARM CREDIT BANKS | U.S. Government Agencies 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.88%
Current Value	$ 44,581
Investment, Identifier [Axis]: FEDERAL HOME LN MTG MLT CTF GT VAR | Agency Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.01%
Current Value	$ 18,849
Investment, Identifier [Axis]: FEDERAL HOME LN MTG MLT CTF GT | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 57,119
Investment, Identifier [Axis]: FEDERAL HOME LN MTG MLT CTF GT | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.36%
Current Value	$ 13,666
Investment, Identifier [Axis]: FEDERAL HOME LN MTG MLT CTF GT | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.59%
Current Value	$ 68,713
Investment, Identifier [Axis]: FEDERAL HOME LN MTG MLT CTF GT | Agency Mortgage Backed Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 56,503
Investment, Identifier [Axis]: FEDERAL HOME LN MTG MLT CTF GT | Agency Mortgage Backed Securities 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.78%
Current Value	$ 38,856
Investment, Identifier [Axis]: FEDERAL HOME LOAN BANKS | U.S. Government Agencies 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.57%
Current Value	$ 389,396
Investment, Identifier [Axis]: FEDERAL HOME LOAN BANKS | U.S. Government Agencies 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.85%
Current Value	$ 58,034
Investment, Identifier [Axis]: FEDERAL HOME LOAN BANKS | U.S. Government Agencies 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.87%
Current Value	$ 59,062
Investment, Identifier [Axis]: FEDERAL HOME LOAN BANKS | U.S. Government Agencies 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 19,535
Investment, Identifier [Axis]: FEDERAL NAT MTG ASN GTD REM PA SOFR30A+59 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.04%
Current Value	$ 167
Investment, Identifier [Axis]: FEDERAL NAT MTG ASN GTD REM PA | Asset and Other Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.15%
Current Value	$ 57,386
Investment, Identifier [Axis]: FEDERAL NAT MTG ASN GTD REM PA | Asset and Other Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 22,617
Investment, Identifier [Axis]: FHLG 10YR | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.50%
Current Value	$ 115,952
Investment, Identifier [Axis]: FHLG 10YR | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.50%
Current Value	$ 17,142
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 6,050
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 3,452
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 2,129
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 1,429
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 1,288
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 6,296
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 2,660
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 1,991
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 442
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 607
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 8,576
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 8,555
Investment, Identifier [Axis]: FHLG 15YR | Agency Mortgage Backed Securities 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 2,610
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 177,625
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 3,146
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 164,840
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 20,412
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 7,210
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 6,210
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 15
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 5,736
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 16
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 4,477
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 17
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 26,342
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 18
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 1,245
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 19
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 3,735
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 177,418
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 12,868
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 21
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 182,645
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 22
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 84,174
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 23
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 27,509
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 24
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 10,442
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 25
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 14,921
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 26
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 6,262
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 27
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 27,828
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 28
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 55,700
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 29
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 10,660
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 12,323
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 21,726
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 14,953
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 81,271
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 22,466
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 84,728
Investment, Identifier [Axis]: FHLG 30YR | Agency Mortgage Backed Securities 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 134,369
Investment, Identifier [Axis]: FHLG | Agency Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 21,473
Investment, Identifier [Axis]: FHLG | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 16,430
Investment, Identifier [Axis]: FHLG | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 12,862
Investment, Identifier [Axis]: FIRSTENERGY CORP STEP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,205
Investment, Identifier [Axis]: FIRSTENERGY CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.65%
Current Value	$ 1,865
Investment, Identifier [Axis]: FIRSTENERGY CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.40%
Current Value	$ 15,864
Investment, Identifier [Axis]: FIRSTENERGY TRANSMISSION LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.55%
Current Value	$ 21,236
Investment, Identifier [Axis]: FIRSTENERGY TRANSMISSION LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 24,992
Investment, Identifier [Axis]: FIRSTENERGY TRANSMISSION LLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 56,111
Investment, Identifier [Axis]: FLAGSTAR MORTGAGE TRUST 2019-1 TSFR1M+106 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,198
Investment, Identifier [Axis]: FLORIDA PWR & LT CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.15%
Current Value	$ 11,642
Investment, Identifier [Axis]: FLORIDA PWR & LT CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.70%
Current Value	$ 5,383
Investment, Identifier [Axis]: FLORIDA PWR & LT CO | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.99%
Current Value	$ 18,256
Investment, Identifier [Axis]: FLORIDA PWR & LT CO | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.13%
Current Value	$ 10,594
Investment, Identifier [Axis]: FNMA 10YR | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.50%
Current Value	$ 28,574
Investment, Identifier [Axis]: FNMA 10YR | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.50%
Current Value	$ 52,519
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.50%
Current Value	$ 144,103
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 4,979
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 5,125
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 5,527
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 6,674
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 8,795
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 15
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 16,038
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 16
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 1,160
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 17
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 6,414
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 18
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 1,333
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 19
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 483
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.50%
Current Value	$ 313,735
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 6,092
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 21
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 5,517
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 22
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 2,917
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 23
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 7,039
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 24
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 4,756
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 25
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 2,462
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 26
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 18,439
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 27
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 6,264
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 28
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 5,576
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 29
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 1,342
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 2,432
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 30
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 3,895
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 31
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 1,902
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 32
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 58
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 33
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 211
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 34
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 507
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 4,517
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 2,128
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 5,896
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 4,029
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 3,038
Investment, Identifier [Axis]: FNMA 15YR | Agency Mortgage Backed Securities 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 4,796
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.50%
Current Value	$ 191,511
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 16,620
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 20,361
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 23,758
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 5,991
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 15,324
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 15
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 15,189
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 16
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 19,414
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 17
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 19,624
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 18
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 15,932
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 19
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 13,329
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 140,702
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 34,711
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 21
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 36,164
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 22
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 4,430
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 23
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 94,730
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 24
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 10,063
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 25
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 23,572
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 26
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 19,093
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 27
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 32,150
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 28
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 18,388
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 29
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 20,252
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 146,107
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 30
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 1,268
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 31
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 24,437
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 32
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 22,634
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 33
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 22,304
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 34
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 238,621
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 35
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.81%
Current Value	$ 104,756
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 36
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 85,141
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 37
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 37,866
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 38
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 17,260
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 39
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 7,441
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 235,999
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 40
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 1,954
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 41
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 183,410
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 42
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 229,234
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 43
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 24,614
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 282,511
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 171,389
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 371,239
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 222,394
Investment, Identifier [Axis]: FNMA 30YR | Agency Mortgage Backed Securities 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 243,480
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 1,754
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 2,034
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 3,896
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 2,784
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 18,638
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 27,852
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 15
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 32,793
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 16
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 10,644
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 17
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 14,476
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 18
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 11,661
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 19
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 15,463
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 4,561
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 17,343
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 5,390
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 12,169
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 9,816
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 642
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 5,501
Investment, Identifier [Axis]: FNMA | Agency Mortgage Backed Securities 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 23,985
Investment, Identifier [Axis]: FNR 2023-36 AO | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,047
Investment, Identifier [Axis]: FRANCISCAN MISSIONARIES OF OUR LADY HEALT | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,792
Investment, Identifier [Axis]: FRESB 2019-SB60 MTG TR A10H CSTR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	57,844
Investment, Identifier [Axis]: Fidelity Investment | Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	265,952
Investment, Identifier [Axis]: Fidelity | FIAM CORE PLUS COMMINGLED POOL CLASS J | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,836,978
Investment, Identifier [Axis]: Fidelity | FIAM SELECT GLOBAL CIT | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62,813,055
Investment, Identifier [Axis]: GATX CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.05%
Current Value	$ 3,037
Investment, Identifier [Axis]: GCAT 2021-NQM7 TR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.89%
Current Value	$ 48,986
Investment, Identifier [Axis]: GENERAL MOTORS CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.35%
Current Value	$ 25,609
Investment, Identifier [Axis]: GEORGIA POWER CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.95%
Current Value	$ 35,685
Investment, Identifier [Axis]: GLP CAP LP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.25%
Current Value	$ 48,857
Investment, Identifier [Axis]: GLP CAP LP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 7,663
Investment, Identifier [Axis]: GLP CAP LP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 39,859
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 1,110
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 846
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 5,259
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 4,744
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 36,248
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 112,112
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 15
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 224,019
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 16
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 143,358
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 17
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 88,604
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 18
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 135,628
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 19
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 24,700
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 1,251
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 125,741
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 21
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 9,137
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 22
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 13,322
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 23
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 74,076
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 24
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 180,411
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 25
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 38,029
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 26
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 3,759
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 27
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 93,316
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 1,290
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 1,082
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 68
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 42,485
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 2,331
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 1,082
Investment, Identifier [Axis]: GNII II | U.S. Government Agencies 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 3,191
Investment, Identifier [Axis]: GNII | U.S. Government Agencies
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 1,382
Investment, Identifier [Axis]: GNMA 30YR | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 2,188
Investment, Identifier [Axis]: GNMA 30YR | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 6,552
Investment, Identifier [Axis]: GNMA 30YR | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 63
Investment, Identifier [Axis]: GNMA II | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 7,957
Investment, Identifier [Axis]: GNMA II | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 6,618
Investment, Identifier [Axis]: GNMA II | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 57,127
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 2,863
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.50%
Current Value	$ 779
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 3,900
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.50%
Current Value	$ 2,956
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 13,831
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 2,650
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 4,594
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 14,601
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 11,734
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 15,515
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 12,454
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 5,937
Investment, Identifier [Axis]: GNMA | Agency Mortgage Backed Securities 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 4,673
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.91%
Current Value	$ 1,467
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.10%
Current Value	$ 9,212
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.21%
Current Value	$ 4,636
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.80%
Current Value	$ 29,526
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.41%
Current Value	$ 10,163
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.69%
Current Value	$ 5,068
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.94%
Current Value	$ 65,742
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.05%
Current Value	$ 129,101
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC (THE) | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.33%
Current Value	$ 69,867
Investment, Identifier [Axis]: GRAB HOLDINGS LTD CL A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,161,544
Investment, Identifier [Axis]: GREATAMERICA LEASING RECEIVABLES FUNDING | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.28%
Current Value	$ 25,388
Investment, Identifier [Axis]: GS MTG SECS CORP TR 2024-RVR A VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,975
Investment, Identifier [Axis]: HCA INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 49,480
Investment, Identifier [Axis]: HCA INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 43,275
Investment, Identifier [Axis]: HCA INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.60%
Current Value	$ 39,638
Investment, Identifier [Axis]: HOAG MEMORIAL HOSPITAL PRESBYTERIAN | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.80%
Current Value	$ 5,302
Investment, Identifier [Axis]: HOME DEPOT INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.40%
Current Value	$ 4,778
Investment, Identifier [Axis]: HOMES 2023-NQM2 A1 TRUST | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.46%
Current Value	$ 64,146
Investment, Identifier [Axis]: HYUNDAI AUTO RECEIVABLES TRUST 2023-B | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.48%
Current Value	$ 16,916
Investment, Identifier [Axis]: INV 2024-IND A TSFR1M+174.19 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,925
Investment, Identifier [Axis]: JENNISON GLOBAL OPP FUND | PRUDENTIAL TR CO COLLECTIVE T | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,862,668
Investment, Identifier [Axis]: JOHNSONVILLE AERODERIVATIVE COMBUSTION TU | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.08%
Current Value	$ 10,435
Investment, Identifier [Axis]: JP MORGAN CHASE COMMERCIAL MORTGAGE SECUR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,204
Investment, Identifier [Axis]: JP MORGAN MORTGAGE TRUST 2019-7 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.61%
Current Value	$ 7,749
Investment, Identifier [Axis]: JP MORGAN MORTGAGE TRUST 2019-INV2 TSFR1M | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,270
Investment, Identifier [Axis]: JP MORGAN MORTGAGE TRUST 2019-INV3 TSFR1M | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,081
Investment, Identifier [Axis]: JP MORGAN MORTGAGE TRUST 2020-8 A11 VAR 0 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,500
Investment, Identifier [Axis]: JP MORGAN MORTGAGE TRUST 2020-LTV1 TSFR1M | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,002
Investment, Identifier [Axis]: JP MORGAN MORTGAGE TRUST 2025-VIS3 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.06%
Current Value	$ 148,139
Investment, Identifier [Axis]: JP Morgan | DIVERSIFIED COMMERCIAL PROP | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,900,955
Investment, Identifier [Axis]: JPMORGAN CHASE & CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.95%
Current Value	$ 95,412
Investment, Identifier [Axis]: JPMORGAN CHASE & CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.11%
Current Value	$ 4,075
Investment, Identifier [Axis]: JPMORGAN CHASE & CO | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.33%
Current Value	$ 7,089
Investment, Identifier [Axis]: JPMORGAN CHASE & CO | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 248,446
Investment, Identifier [Axis]: JPMORGAN CHASE & CO | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.14%
Current Value	$ 15,504
Investment, Identifier [Axis]: JPMORGAN CHASE & CO | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.29%
Current Value	$ 15,475
Investment, Identifier [Axis]: KINDER MORGAN INC DEL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.30%
Current Value	$ 8,155
Investment, Identifier [Axis]: KLA CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.25%
Current Value	$ 16,707
Investment, Identifier [Axis]: L3HARRIS TECHNOLOGIES INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.60%
Current Value	$ 2,976
Investment, Identifier [Axis]: LIVE NATION ENTERTAINMENT INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,055,058
Investment, Identifier [Axis]: LOCKHEED MARTIN CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.80%
Current Value	$ 4,010
Investment, Identifier [Axis]: LUMENTUM HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,904,489
Investment, Identifier [Axis]: Loomis Sayles | CORE PLUS FULL DISCRETION CIT CLASS D | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,873,697
Investment, Identifier [Axis]: MARINER FINANCE ISSUANCE TRUST 2021-A 1.8 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 9,533
Investment, Identifier [Axis]: MARINER FINANCE ISSUANCE TRUST 2021-A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.86%
Current Value	$ 98,455
Investment, Identifier [Axis]: MARSH & MCLENNAN COS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.45%
Current Value	$ 17,431
Investment, Identifier [Axis]: MASSACHUSETTS INSTITUTE OF TECHNOLOGY | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.68%
Current Value	$ 62,076
Investment, Identifier [Axis]: MASSACHUSETTS INSTITUTE OF TECHNOLOGY | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.62%
Current Value	$ 5,131
Investment, Identifier [Axis]: MERCADOLIBRE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,982,032
Investment, Identifier [Axis]: META PLATFORMS INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.65%
Current Value	$ 24,233
Investment, Identifier [Axis]: META PLATFORMS INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.55%
Current Value	$ 55,656
Investment, Identifier [Axis]: META PLATFORMS INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.75%
Current Value	$ 74,911
Investment, Identifier [Axis]: MEXICO UNITED MEXICAN STATES | Non U.S. Government 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 135,827
Investment, Identifier [Axis]: MEXICO UNITED MEXICAN STATES | Non U.S. Government 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 24,705
Investment, Identifier [Axis]: MEXICO UNITED MEXICAN STATES | Non U.S. Government 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.55%
Current Value	$ 27,810
Investment, Identifier [Axis]: MICROSOFT CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.92%
Current Value	$ 18,996
Investment, Identifier [Axis]: MIDAMERICAN ENERGY CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.95%
Current Value	$ 11,874
Investment, Identifier [Axis]: MIDAMERICAN ENERGY CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.30%
Current Value	$ 51,163
Investment, Identifier [Axis]: MILL CITY MORTGAGE LOAN TRUST 2023-NQM2 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	93,038
Investment, Identifier [Axis]: MONDAY.COM LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,567,544
Investment, Identifier [Axis]: MORGAN STANLEY CAP I TR 2024-NSTB A VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,401
Investment, Identifier [Axis]: MORGAN STANLEY RESIDENTIAL MTG LN TR 2025 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.56%
Current Value	$ 95,203
Investment, Identifier [Axis]: MORGAN STANLEY | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.79%
Current Value	$ 72,017
Investment, Identifier [Axis]: MORGAN STANLEY | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.51%
Current Value	$ 34,977
Investment, Identifier [Axis]: MORGAN STANLEY | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.94%
Current Value	$ 9,127
Investment, Identifier [Axis]: MORGAN STANLEY | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.13%
Current Value	$ 29,990
Investment, Identifier [Axis]: MORGAN STANLEY | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.04%
Current Value	$ 349,623
Investment, Identifier [Axis]: MORGAN STANLEY | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.32%
Current Value	$ 103,970
Investment, Identifier [Axis]: MORGAN STANLEY | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.41%
Current Value	$ 9,539
Investment, Identifier [Axis]: MOUNT NITTANY MEDICAL CENTER OBLIGATED GR | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.80%
Current Value	$ 12,643
Investment, Identifier [Axis]: MTLRF 2025-1A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.70%
Current Value	$ 7,034
Investment, Identifier [Axis]: Mellon Bank N.A. | NEWTON GLOBAL REAL RETURN FUND | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,403,602
Investment, Identifier [Axis]: NAVIENT PRIVATE ED LN TR 2015-A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 98,451
Investment, Identifier [Axis]: NAVIENT PRIVATE ED REFI LN TR 2019-C A2 3 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.13%
Current Value	$ 10,611
Investment, Identifier [Axis]: NAVIENT PRIVATE EDUCATION REFI LOAN TRUST | Asset and Other Mortgage Backed Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	0.97%
Current Value	$ 38,661
Investment, Identifier [Axis]: NAVIENT PRIVATE EDUCATION REFI LOAN TRUST | Asset and Other Mortgage Backed Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	0.84%
Current Value	$ 21,056
Investment, Identifier [Axis]: NCMF TR 2025-MFS A VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,115
Investment, Identifier [Axis]: NCMF TR 2025-MFS B VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,216
Investment, Identifier [Axis]: NELNET STUDENT LN TR 2025-CA A1A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.67%
Current Value	$ 180,985
Investment, Identifier [Axis]: NEXTERA ENERGY CAP HLDGS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.69%
Current Value	$ 15,178
Investment, Identifier [Axis]: NISOURCE INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.70%
Current Value	$ 4,388
Investment, Identifier [Axis]: NISOURCE INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.60%
Current Value	$ 6,801
Investment, Identifier [Axis]: NISOURCE INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.25%
Current Value	$ 17,429
Investment, Identifier [Axis]: NNN REIT INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.10%
Current Value	$ 12,932
Investment, Identifier [Axis]: NORTHERN STATES POWER CO (MN) | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.60%
Current Value	$ 3,054
Investment, Identifier [Axis]: NORTHERN STATES POWER CO (MN) | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.90%
Current Value	$ 2,622
Investment, Identifier [Axis]: NORTHROP GRUMMAN CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.03%
Current Value	$ 18,475
Investment, Identifier [Axis]: NORTHWEST FLA TIMBER FIN LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 97,345
Investment, Identifier [Axis]: OBX 2021-NQM1 TR 21-J1 A1 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 57,854
Investment, Identifier [Axis]: OHIO EDISON CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.95%
Current Value	$ 15,339
Investment, Identifier [Axis]: OHIO POWER CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 10,756
Investment, Identifier [Axis]: OK ST DFA | State and Local Obligations
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.62%
Current Value	$ 14,463
Investment, Identifier [Axis]: ONE GAS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 7,318
Investment, Identifier [Axis]: ONEOK INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.65%
Current Value	$ 2,067
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.60%
Current Value	$ 9,344
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.85%
Current Value	$ 12,832
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.95%
Current Value	$ 5,922
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.38%
Current Value	$ 11,741
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.95%
Current Value	$ 50,503
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.10%
Current Value	$ 7,056
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.13%
Current Value	$ 7,970
Investment, Identifier [Axis]: ORACLE CORP | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.90%
Current Value	$ 1,976
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 15,509
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.95%
Current Value	$ 11,121
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.75%
Current Value	$ 1,513
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 4,357
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.95%
Current Value	$ 10,988
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.25%
Current Value	$ 1,744
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.80%
Current Value	$ 35,311
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.90%
Current Value	$ 9,584
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.10%
Current Value	$ 33,367
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC CO | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.15%
Current Value	$ 8,489
Investment, Identifier [Axis]: PARAMOUNT GLOBAL | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.90%
Current Value	$ 3,588
Investment, Identifier [Axis]: PARAMOUNT GLOBAL | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.25%
Current Value	$ 5,284
Investment, Identifier [Axis]: PAYCHEX INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.60%
Current Value	$ 15,709
Investment, Identifier [Axis]: PECO ENERGY COMPANY | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.05%
Current Value	$ 11,088
Investment, Identifier [Axis]: PECO ENERGY COMPANY | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 3,938
Investment, Identifier [Axis]: PENN COMMERCIAL MORTGAGE TRUST 2025-P11 A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,252
Investment, Identifier [Axis]: PFIZER INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.20%
Current Value	$ 12,345
Investment, Identifier [Axis]: PFS FINANCING CORP 25-B A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.85%
Current Value	$ 101,808
Investment, Identifier [Axis]: PFS FINANCING CORP | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.34%
Current Value	$ 101,741
Investment, Identifier [Axis]: PIEDMONT NATURAL GAS CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.50%
Current Value	$ 10,008
Investment, Identifier [Axis]: PIMCO | PIMCO ALL ASSET
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,070,799
Investment, Identifier [Axis]: PINNACLE WEST CAPITAL CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.15%
Current Value	$ 10,304
Investment, Identifier [Axis]: POINT BROADBAND FDG LLC 2025-1A A2 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.34%
Current Value	$ 25,190
Investment, Identifier [Axis]: PORSCHE FINL AUTO SECURITIZATION TR 2023 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.79%
Current Value	$ 43,012
Investment, Identifier [Axis]: PORSCHE FINL AUTO SECURITIZATION TR 2023 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.13%
Current Value	$ 9,075
Investment, Identifier [Axis]: PPL CAP FDG INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.25%
Current Value	$ 3,072
Investment, Identifier [Axis]: PRM5 TR 2025-PRM5 VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,993
Investment, Identifier [Axis]: PUBLIC SERVICE ELECTRIC AND GAS CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.05%
Current Value	$ 7,019
Investment, Identifier [Axis]: PUBLIC SERVICE ELECTRIC AND GAS CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.15%
Current Value	$ 2,041
Investment, Identifier [Axis]: Q2 HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,597,898
Investment, Identifier [Axis]: QTS ISSUER ABS II LLC | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.04%
Current Value	$ 39,682
Investment, Identifier [Axis]: REPUBLIC OF INDONESIA | Non U.S. Government 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.15%
Current Value	$ 62,125
Investment, Identifier [Axis]: REPUBLIC OF INDONESIA | Non U.S. Government 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.85%
Current Value	$ 113,520
Investment, Identifier [Axis]: REPUBLIC OF INDONESIA | Non U.S. Government 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.10%
Current Value	$ 40,065
Investment, Identifier [Axis]: REPUBLIC OF ROMANIA | Non U.S. Government
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	7.13%
Current Value	$ 108,761
Investment, Identifier [Axis]: RESOLUTION FUNDING CORP PRIN STRIP | U.S. Government Agencies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,698
Investment, Identifier [Axis]: ROKU INC CLASS A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,406,200
Investment, Identifier [Axis]: ROYAL CARIBBEAN CRUISES LTD | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.38%
Current Value	$ 10,042
Investment, Identifier [Axis]: RTX CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.82%
Current Value	$ 6,237
Investment, Identifier [Axis]: RTX CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.75%
Current Value	$ 16,273
Investment, Identifier [Axis]: RTX CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.20%
Current Value	$ 24,823
Investment, Identifier [Axis]: RTX CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.10%
Current Value	$ 19,694
Investment, Identifier [Axis]: SABINE PASS LIQUEFACTION LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.90%
Current Value	$ 10,215
Investment, Identifier [Axis]: SARM 04-13 2A1 TSFR1M+41.448 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,231
Investment, Identifier [Axis]: SCLP 2025-1 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.80%
Current Value	$ 45,428
Investment, Identifier [Axis]: SELF DIRECTED BROKERAGE | OTHER
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 89,316,104
Investment, Identifier [Axis]: SHIRE ACQ INV IRELAND DA | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.20%
Current Value	$ 2,982
Investment, Identifier [Axis]: SHOPIFY INC CL A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,400,385
Investment, Identifier [Axis]: SMB PRIVATE ED LN TR 2021-C TSFR1M+91.448 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 50,869
Investment, Identifier [Axis]: SMB PRIVATE EDUCATION LOAN TRUST 2022-C | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.48%
Current Value	$ 50,117
Investment, Identifier [Axis]: SOFI PERS LN TR 2024-1A A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.06%
Current Value	$ 25,681
Investment, Identifier [Axis]: SOFI PROFESSIONAL LN PROGRAM 2020-B TR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.17%
Current Value	$ 55,895
Investment, Identifier [Axis]: SOFI PROFESSIONAL LOAN PROGRAM 2019-B LLC | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.09%
Current Value	$ 13,225
Investment, Identifier [Axis]: SOFI PROFESSIONAL LOAN PROGRAM 2020-C TRU | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.95%
Current Value	$ 20,770
Investment, Identifier [Axis]: SOUTHERN CALIFORNIA EDISON CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.88%
Current Value	$ 5,031
Investment, Identifier [Axis]: SOUTHERN CALIFORNIA EDISON CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.45%
Current Value	$ 5,390
Investment, Identifier [Axis]: SOUTHERN CALIFORNIA EDISON CO | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.70%
Current Value	$ 4,640
Investment, Identifier [Axis]: SOUTHERN COMPANY | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.85%
Current Value	$ 35,557
Investment, Identifier [Axis]: SPIRE MISSOURI INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.80%
Current Value	$ 4,023
Investment, Identifier [Axis]: SPOTIFY TECHNOLOGY SA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,733,965
Investment, Identifier [Axis]: STATE STREET BANK & TRUST CO | SS GACEQ EXUS IDX II | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,122,745
Investment, Identifier [Axis]: STORE CAPITAL LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.40%
Current Value	$ 14,261
Investment, Identifier [Axis]: SYNCHRONY FINANCIAL | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.88%
Current Value	$ 1,794
Investment, Identifier [Axis]: SYNCHRONY FINANCIAL | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.95%
Current Value	$ 9,952
Investment, Identifier [Axis]: SYNCHRONY FINANCIAL | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.15%
Current Value	$ 16,215
Investment, Identifier [Axis]: SYNCHRONY FINANCIAL | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.45%
Current Value	$ 9,228
Investment, Identifier [Axis]: SYNCHRONY FINANCIAL | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.94%
Current Value	$ 15,633
Investment, Identifier [Axis]: State Street Global Advisor | SS U.S. Total Market Index Strategy | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	55,806,960
Investment, Identifier [Axis]: State Street Global Advisor | SSGA GLOBAL ALL CAP INDEX LENDING | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	524,565,513
Investment, Identifier [Axis]: State Street Global Advisor | SSGA RETIREMENT INCOME | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	170,094,577
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2025 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	259,427,415
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2030 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	352,953,551
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2035 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	293,826,022
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2040 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	194,275,454
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2045 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	118,346,571
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2050 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89,764,393
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2055 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,678,077
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2060 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,230,628
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2065 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,059,542
Investment, Identifier [Axis]: State Street Global Advisor | SSGA TARGET RETIREMENT 2070 SL | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	126,562
Investment, Identifier [Axis]: State Street Global Advisor | SSGA US INFL PRO BD II | Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,211,827
Investment, Identifier [Axis]: State Street Global Advisor | Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 157,224,916
Investment, Identifier [Axis]: T-MOBILE USA INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.13%
Current Value	$ 6,174
Investment, Identifier [Axis]: T-MOBILE USA INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.20%
Current Value	$ 34,061
Investment, Identifier [Axis]: T-MOBILE USA INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.80%
Current Value	$ 9,843
Investment, Identifier [Axis]: TARGA RES CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.15%
Current Value	$ 5,264
Investment, Identifier [Axis]: TARGA RES P | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.88%
Current Value	$ 36,220
Investment, Identifier [Axis]: TEXAS ELECTRIC MARKET STABILIZATION FUNDI | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.27%
Current Value	$ 110,947
Investment, Identifier [Axis]: TEXAS INSTRUMENTS INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.05%
Current Value	$ 8,045
Investment, Identifier [Axis]: TEXAS INSTRUMENTS INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.15%
Current Value	$ 4,712
Investment, Identifier [Axis]: TEXTRON INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.90%
Current Value	$ 3,937
Investment, Identifier [Axis]: TKO GROUP HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,732,113
Investment, Identifier [Axis]: TOYOTA MOTOR CREDIT CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.55%
Current Value	$ 26,422
Investment, Identifier [Axis]: UBER TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,349,456
Investment, Identifier [Axis]: UBER TECHNOLOGIES INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.35%
Current Value	$ 9,537
Investment, Identifier [Axis]: UNION PACIFIC CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.35%
Current Value	$ 3,629
Investment, Identifier [Axis]: UNION PACIFIC CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 12,866
Investment, Identifier [Axis]: UNION PACIFIC CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 4,004
Investment, Identifier [Axis]: UNITED AIRLINES 2019-1 CLASS AA PASS THRO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.15%
Current Value	$ 18,689
Investment, Identifier [Axis]: UNITED AIRLINES 2024-1 CLASS A PASS THROU | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.88%
Current Value	$ 357
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.13%
Current Value	$ 317,246
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.63%
Current Value	$ 9,799
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 1,965
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 156,317
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.00%
Current Value	$ 92,391
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.13%
Current Value	$ 288,902
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.25%
Current Value	$ 294,383
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	1.38%
Current Value	$ 9,834
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.00%
Current Value	$ 307,740
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.00%
Current Value	$ 73,469
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.13%
Current Value	$ 894,829
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 377
Investment, Identifier [Axis]: UNITED STATES TREASURY BOND | U.S. Treasuries 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.63%
Current Value	$ 191,724
Investment, Identifier [Axis]: UNIV CAL REV | State and Local Obligations
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.65%
Current Value	$ 13,035
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.38%
Current Value	$ 94,818
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.25%
Current Value	$ 154,100
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.25%
Current Value	$ 291,026
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.75%
Current Value	$ 84,568
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 13
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 20,105
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.00%
Current Value	$ 295,687
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 903,176
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 2,133,928
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.50%
Current Value	$ 647,152
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.63%
Current Value	$ 1,812,962
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.63%
Current Value	$ 31,865
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.75%
Current Value	$ 75,157
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 8
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.88%
Current Value	$ 859,744
Investment, Identifier [Axis]: UST NOTES | U.S. Treasuries 9
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.25%
Current Value	$ 351,890
Investment, Identifier [Axis]: VARONIS SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,184,847
Investment, Identifier [Axis]: VEGAS TRUST 2024-TI A | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.52%
Current Value	$ 20,273
Investment, Identifier [Axis]: VERIZON COMMUNICATIONS INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.40%
Current Value	$ 23,156
Investment, Identifier [Axis]: VERIZON COMMUNICATIONS INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.50%
Current Value	$ 9,842
Investment, Identifier [Axis]: VERIZON COMMUNICATIONS INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.88%
Current Value	$ 25,688
Investment, Identifier [Axis]: VERIZON COMMUNICATIONS INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 20,726
Investment, Identifier [Axis]: VICI PROPERTIES LP / VICI NOTE CO INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.75%
Current Value	$ 79,887
Investment, Identifier [Axis]: VIPER ENERGY PARTNERS LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.90%
Current Value	$ 10,115
Investment, Identifier [Axis]: VIPER ENERGY PARTNERS LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.70%
Current Value	$ 10,206
Investment, Identifier [Axis]: VIRGINIA ELECTRIC AND POWER CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	2.95%
Current Value	$ 2,516
Investment, Identifier [Axis]: VIRGINIA ELECTRIC AND POWER CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.80%
Current Value	$ 3,827
Investment, Identifier [Axis]: VIRGINIA ELECTRIC AND POWER CO | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.60%
Current Value	$ 4,292
Investment, Identifier [Axis]: VIRGINIA ELECTRIC AND POWER CO | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.70%
Current Value	$ 3,939
Investment, Identifier [Axis]: VISTRA OPERATIONS CO LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.60%
Current Value	$ 9,996
Investment, Identifier [Axis]: VISTRA OPERATIONS CO LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.70%
Current Value	$ 10,322
Investment, Identifier [Axis]: VISTRA OPERATIONS CO LLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.95%
Current Value	$ 46,802
Investment, Identifier [Axis]: VISTRA OPERATIONS CO LLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	6.00%
Current Value	$ 11,576
Investment, Identifier [Axis]: WARNER BROS DISCOVERY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,124,088
Investment, Identifier [Axis]: WARNERMEDIA HOLDINGS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.76%
Current Value	$ 58,603
Investment, Identifier [Axis]: WBRK 2025-WBRK A MTG TR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.87%
Current Value	$ 31,179
Investment, Identifier [Axis]: WELLS FARGO & CO NEW | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	3.07%
Current Value	$ 2,327
Investment, Identifier [Axis]: WELLS FARGO & CO NEW | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.61%
Current Value	$ 12,047
Investment, Identifier [Axis]: WELLS FARGO & CO NEW | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.01%
Current Value	$ 17,363
Investment, Identifier [Axis]: WELLS FARGO & CO NEW | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.24%
Current Value	$ 15,533
Investment, Identifier [Axis]: WELLS FARGO COMMERCIAL MORTGAGE TRUST 201 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,572
Investment, Identifier [Axis]: WEST TRUST 2025-ROSE VAR | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,406
Investment, Identifier [Axis]: WESTLAKE AUTOMOBILE RECEIVABLES TRUST 202 | Asset and Other Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	4.58%
Current Value	$ 18,167
Investment, Identifier [Axis]: WILLIAMS COS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.80%
Current Value	$ 19,758
Investment, Identifier [Axis]: WINGSTOP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,600,256
Investment, Identifier [Axis]: WISCONSIN ELEC PWR CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of interest	5.05%
Current Value	$ 9,199